Note 1 - Basis of Preparation of Financial Statements	3 Months Ended
Mar. 31, 2026
Disclosure Text Block [Abstract]
Basis of Preparation of Financial Statements

Note 1. Basis of Preparation of Financial Statements

The accompanying unaudited interim condensed consolidated financial statements of Hecla Mining Company and its subsidiaries (collectively, “Hecla,” “the Company,” “we,” “our,” or “us,” except where the context requires otherwise) have been prepared in accordance with the instructions to Form 10-Q and do not include all information and disclosures required annually by accounting principles generally accepted in the United States of America (“GAAP”). Therefore, this information should be read in conjunction with the Company’s consolidated financial statements and notes contained in our annual report on Form 10-K for the year ended December 31, 2025 ("2025 Form 10-K"). The information furnished herein reflects all adjustments that are, in the opinion of management, necessary for the fair presentation of the results for the interim periods reported. All such adjustments are, in the opinion of management, of a normal recurring nature. Operating results for the three months ended March 31, 2026 are not necessarily indicative of the results that may be expected for the year ending December 31, 2026.

On March 25, 2026, we completed the previously announced sale of our wholly owned subsidiary Hecla Quebec Inc. ("Hecla Quebec"), which owned the Casa Berardi mine in Quebec, Canada, and other exploration properties in Quebec, Canada, to Orezone Gold Corporation ("Orezone") for total undiscounted consideration of up to $602.2 million. The transaction represents a strategic shift that has a major effect on our operations and financial results and therefore, beginning with this quarterly report on Form 10-Q for the period ending March 31, 2026, the Casa Berardi operation is no longer a reportable segment and its financial results are reflected in our condensed consolidated financial statements as a discontinued operation for all periods presented including recast of the prior periods to reflect this presentation. Unless otherwise specified, these notes to the unaudited interim condensed consolidated financial statements reflect continuing operations. See Note 2: Sale of Hecla Quebec Inc. and Discontinued Operations for additional information.

During the quarter we also completed the sale of our immaterial Mexican subsidiaries, Minera Hecla and Industrias Hecla, as we executed on our strategic decision to exit Mexico. Minera Hecla was engaged in rehabilitation activities of the former San Sebastian mine site. Total cash consideration of $5.2 million was received, and we recognized a loss of $2.4 million.